Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Government debt securities	R$ 86,437,770	R$ 58,841,921	R$ 54,809,740
Private-sector debt securities	5,621,137	194,216	582,438
Total	92,058,907	59,036,137	55,392,178
Revaluation Gains [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	825,610	2,533,250	1,460,128
Private-sector debt securities	2,043,223	10,864	428,640
Total	2,868,833	2,544,114	1,888,768
Revaluation Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(4,604,296)	(1,437,728)	(2,544,087)
Private-sector debt securities	(429,081)	(568,948)	(52,114)
Total	(5,033,377)	(2,006,676)	(2,596,201)
Net Recognized Gains/Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(3,778,686)	1,095,522	(1,083,959)
Private-sector debt securities	1,614,142	(558,084)	376,526
Total	R$ (2,164,544)	R$ 537,438	R$ (707,433)